SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2022
SHARE-BASED PAYMENT
SHARE-BASED PAYMENT
23.  SHARE-BASED PAYMENT

Accounting policy

The fair value of share-based payment benefits at the grant date is recognized as employee benefit expense with a corresponding increase in shareholders’ equity for the period in which employees unconditionally acquire the right to benefits.

The amount recognized as an expense is adjusted to reflect the number of shares for which there is an expectation that the conditions of service and non-market acquisition conditions will be met in such a way that the amount finally recognized as an expense is based on the number of actions that actually meet the conditions of the service and non-market acquisition conditions on the date the vesting date is acquired. For non-vesting share-based payment benefits, the fair value on the grant date of the share-based payment is measured to reflect such conditions and there is no change to the difference between expected and actual benefits.

The plans have been administered by the Board of Directors, at its option, by a Committee, within the limits established in the guidelines for the preparation and structuring of each plan and in the applicable legislation. Description of share-based payment arrangements follow:

a) Employee share scheme (Share-based compensation plan)

A scheme under which share may be issued by the Company to employees for no cash consideration was approved by shareholders at the 2016 annual general meeting.

Under the scheme, eligible employees may be granted common shares annually for no cash consideration. The number of shares issued to plan participants is the offer amount divided by the weighted average price at which the Company’s shares are traded on the Stock Exchange. The shares are recognized at the closing share price on the grant date (grant date fair value) as an issue of treasury shares and as part of employee benefit costs in the period the shares are granted.

For equity-settled share-based compensation, expense is based on the grant date of fair value of the awards expected to vest over the vesting period. For awards with graded vesting, the fair value of each tranche is recognized over the respective vesting period. At the end of each reporting period, the Company re-assesses its estimates of the number of awards that are expected to vest and recognizes the impact of the revisions in the statement of profit or loss.

The Black-Scholes methodology was used to calculate the fair value under the terms of the Stock-Based Compensation Plan.

b) Cash-Settled transactions

The Company has phantom stock plan that provides for the granting of stock appreciation rights (“SARs”) and other cash-based awards to certain employees. SARs provide the opportunity to receive a cash payment equal to the fair market value of the Company’s common shares less the grant prince. Compensation expense is recognized based on the fair value, measured according to the market-to-market of the Cosan S.A.’s shares. Any changes in the liability are recognized in profit or loss.

c) Equity-settled transactions

The cost of equity-settled transactions with employees is measured by reference to fair value of the equity instruments on the date on which they are granted and is recognized as an expense over the vesting period, which ends on the date on which the employees become fully entitled to the award. A corresponding credit is recognized within equity. In valuing equity-settled transactions, no account is taken of any vesting conditions, other than conditions linked to the price of the shares of the company (market conditions). Non-vesting conditions, such as the condition that employees contribute to a savings-related plan, are taken into account in the grant-date fair value, a failure to meet a non-vesting condition, where this within the control of the employee is treated as a cancellation and any remaining unrecognized cost is expensed. The Black-Scholes model was developed for use in estimating the fair value of traded options that have on vesting restrictions. The model requires the use of subjective assumptions, including expected stock-price volatility, expected life of the stock option or stock grant and yield. The last two years of historical data shares value of the Company and subsidiaries have been considered in setting the assumptions.

Expected volatility has been based on an evaluation of the historical volatility the Company’s share price, particularly over the historical period commensurate with the expected term. The expected term of the instruments has been based on historical experience and general option holder behavior.

For other equity-settled share-based payment transactions, the goods or services received and the corresponding increase inequity are measured at the fair value of the goods or services received unless their fair value cannot reliably estimate. If the fair value of the goods and services received cannot be reliably estimated, the transaction is measured by reference to the fair value of the equity instruments granted.

Grants made in 2022

  Share grant program (settled in shares)

In fiscal year 2022, the following Granting Programs were established:

Program	Vesting conditions
Cosan - Regular

3 years of service from the grant and achievement of specific metrics that can vary between 0% and 150% (for the calculation of the fair value, the achievement of 100% was considered). Performance actions will have a specific base weight, according to the target established by the Board of Directors.

Cosan - Partners	5 years of service from grant.
Rumo - Invest

5 years of service from the grant date with restricted shares and additional restricted shares being delivered. The restricted shares being equivalent to 25% of the participant's Long-Term Incentive Program and the additional restricted shares transferred as a result of the Company's Matching.

Rumo – Special	3 years of service from the grant date and achievement of specific metrics that can vary between 0% and 150% (for the calculation of the fair value, the achievement of 100% was considered).

In these programs, executives are entitled to shares with compensation of R$0.01 per share, with the concession contingent on meeting certain conditions for the acquisition of rights. Such holders have the same rights as holders of shares not subject to a vesting condition (e.g. dividends), so the value of the shares granted is equal to the value of the shares acquired.

Share-based payment plan (Cash-settled)

The subsidiary Compass has awarded a phantom share plan that provides for the granting of share appreciation rights (“SARs”) and other cash-based awards to certain employees. SARs provide the opportunity to receive a cash payment equal to the fair market value of the Company's common shares, less the grant price.

The subsidiary Moove granted a Long-Term Incentive Plan (LTIP): “Moove Phantom Shares”. It is a phantom share plan, in which a specific number of units referenced to a theoretical price of shares calculated based on the Group’s EBITDA of each year, is granted nominally to beneficiaries. The units will be paid in cash, upon fulfilment of the contractual conditions and 5 years of vesting period. Payments happen at the end of each cycle (5 years after grant date), based on the referenced converted value of the share at that time.

The payment forecast is being provisioned monthly based on EBITDA projections that are reviewed each quarter.

The following share-based payment arrangements:

Award Type / Award Date	Company	Life expectancy (years)	Grants under plans	Exercised / Canceled / Transferred	Available	Fair value as of grant date - R$
Share grant program
07/31/2018	Cosan S.A.	5	842,408	(107,576)	734,832	9.65
7/31/2019	Cosan S.A.	5	229,020	(20,080)	208,940	12.46
07/31/2020	Cosan S.A.	5	68,972	(6,704)	62,268	20.93
07/31/2021 - Invest I	Cosan S.A.	3	424,839	—	424,839	24.38
09/10/2021 - Invest II	Cosan S.A.	4	5,283,275	(1,320,820)	3,962,455	22.24
10/11/2021 - Invest III	Cosan S.A.	5	809,944	—	809,944	23.20
07/31/2022	Cosan S.A.	3	846,506	—	846,506	18.74
11/22/2022	Cosan S.A.	5	377,173	—	377,173	17.14
			8,882,137	(1,455,180)	7,426,957

7/31/2019	Comgás	4	83,683	(14,794)	68,889	79.00
			83,683	(14,794)	68,889

09/01/2017	Rumo S.A.	5	870,900	(870,900)	—	10.42
08/01/2018	Rumo S.A.	5	1,149,544	(455,931)	693,613	13.94
08/15/2019	Rumo S.A.	5	843,152	(256,757)	586,395	22.17
11/11/2020	Rumo S.A.	5	776,142	(208,694)	567,448	20.01
05/05/2021	Rumo S.A.	5	1,481,000	(421,875)	1,059,125	20.84
09/15/2021	Rumo S.A.	3	1,560,393	(144,611)	1,415,782	18.19
09/01/2022	Rumo S.A.	3	1,781,640	(6,416)	1,775,224	20.36
09/01/2022	Rumo S.A.	-	146,909	—	146,909	20.36
			8,609,680	(2,365,184)	6,244,496
Share-based compensation plan (settled in cash)
07/31/2019 - Invest	Moove	5	132,670	—	132,670	50.79
07/31/2020 - Invest	Moove	5	106,952	—	106,952	61.89
07/31/2021 - Invest	Moove	3	80,729	—	80,729	102.73
07/31/2022 - Invest	Moove	3	77,967	—	77,967	135.05
07/31/2022 - Special Program	Moove	4	615,362	—	615,362	50.05
08/01/2021	TRSP	3	38,158	—	38,158	25.46
08/01/2021	Compass Comercialização	3	35,777	—	35,777	25.46
08/01/2021	Compass Gás e Energia	2	173,316	—	173,316	25.46
08/01/2021	Compass Gás e Energia	3	30,205	—	30,205	25.46
11/01/2021	Compass Gás e Energia	3	1,672,626	—	1,672,626	25.46
11/01/2021	Comgás	3	195,414	—	195,414	25.46
02/01/2022	Compass Gás e Energia	3	88,899	—	88,899	25.59
08/01/2022	Compass Gás e Energia	3	826,392	—	826,392	25.59
08/01/2022	Compass Comercialização	3	30,441	—	30,441	25.59
08/01/2022	TRSP	3	31,258	—	31,258	25.59
			4,136,166	—	4,136,166

Total			21,711,666	(3,835,158)	17,876,508

a)      Reconciliation of outstanding share grants

The change in outstanding share grants are as follows:

Outstanding shares
Balance as of January 1, 2021	10,536,790
Granted	11,531,359
Exercised	(6,200,231)
Canceled	(275,407)
Balance as of December 31, 2021	15,592,511
Granted	5,156,829
Exercised / Canceled	(2,872,832)
Balance as of December 31, 2022	17,876,508

b)     Fair value measurement

The weighted average fair value of the shares granted between December 31, 2022 and December 31, 2021, as well as the key assumptions used to apply the Black & Scholes model, were calculated as follows:

	Share grant program
	Cosan S.A.		Compass		Comgás		TRSP		Rumo
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Key premises:
Market price on the grant date	17.14	23.20	29.20	27.27	29.20	78.58	29.20	27.27	20.56	18.20
Interest rate	6.82%	6.82%	N/A	N/A	N/A	6.82%	N/A	N/A	11.53%	6.94%
Volatility	36.50%	36.50%	N/A	N/A	N/A	32.81%	N/A	N/A	27.70%	26.51%

Expense recognized in profit or loss

The share-based compensation expenses included in profit or loss for the years ended December 31, 2022, 2021 and 2020 were R$99,088, R$84,052 and R$293,011 respectively.